CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (18,524,477)	$ (7,195,789)	$ (29,752,298)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Income) loss from discontinued operations, net of income taxes	0	(1,498,971)	5,260,538
Provision for losses on accounts receivable and other current assets	1,995,046	2,659,499	6,398,463
Impairment of intangible assets and goodwill	4,442,367	8,918,427	7,015,727
Provision for obsolete inventories	324,581	274,663	3,808,307
Depreciation	1,736,607	1,665,257	2,135,644
Amortization of intangible assets and land use rights	845,149	876,237	917,780
(Gain) loss on sale of property and equipment and land use rights	(8,544)	(30,005,007)	(6,550)
Loss on disposal of inventories	345,963	0	476,597
Loss from disposals of consolidated entities	575,956	0	0
Loss on disposal of deposit for land use rights	2,762,033	0	0
Stock-based payment compensation for consulting services	0	98,483	120,167
Stock-based compensation	273,102	102,282	81,615
Impairment of property, plant and equipment	0	4,616,679	827,319
Income tax expense (benefit)	365,401	3,761,084	(4,603,763)
Change in fair value of warrants liability	(34,175)	5,657,988	0
Changes in operating assets and liabilities, net of effects of business acquisitions and dispositions:
Accounts receivable	(913,486)	2,914,918	(1,497,285)
Inventories	(590,274)	1,546,570	6,019,174
Other receivables and prepaid expenses	6,222,650	(1,089,481)	(3,435,388)
Advances to suppliers	1,981,816	(1,708,552)	5,781,743
Restricted cash	848,573	9,566,303	(1,515,573)
Amounts due to/from related parties	(154,331)	(1,088,001)	1,126,768
Other payables and accrued expenses	(2,344,677)	(2,736,926)	(3,808,563)
Advances from customers	(846,599)	1,598,944	(2,017,504)
Accounts payable and bills payable	(1,811,119)	(24,134,831)	(6,018,929)
Income tax payable	(312,615)	(118,973)	171,552
Net cash used in continuing operations	(2,821,053)	(25,319,197)	(12,514,459)
Net cash used in operating activities from discontinued operations	0	(595,404)	(115,066)
Net cash used in operating activities	(2,821,053)	(25,914,601)	(12,629,525)
INVESTING ACTIVITIES
Deposit (paid) received for assets held-for sale	0	(20,717)	13,024,000
Deposit refunded for land use rights	0	0	3,355,088
Cash acquired in Biznest acquisition	0	0	67,506
Proceeds from sale of property and equipment	299,298	55,101	6,561
Consideration paid for acquisition of Biznest	0	(1,488,969)	(5,951,968)
Investment in Geo	0	0	(128,901)
Investment in Biznest's joint company	(45,179)	0	0
Capitalized and purchased software development costs	0	(66,870)	(1,353,028)
Purchases of property and equipment	(3,463,915)	(3,004,209)	(529,053)
Investment in Zhongtian	0	0	(638,723)
Cash received from sale of Zhongtian and Geo	12,312,378	0	0
Cash received for sale of assets held for sale	0	45,052,000	0
Net cash provided by investing activities from continuing operations	9,102,582	40,526,336	7,851,482
Net cash provided by (used in) investing activities from discontinued operations	0	1,558,581	(1,530,773)
Net cash provided by investing activities	9,102,582	42,084,917	6,320,709
FINANCING ACTIVITIES
Borrowings under short-term loans	10,541,720	44,584,103	58,862,064
Common stock issued for cash	0	12,786,353	3,683,028
Decrease (increase) in restricted cash in relation to bank borrowings	0	543,300	256,427
Repayment of short-term loans	(17,101,230)	(79,952,564)	(56,153,075)
Repurchase of ordinary shares	(379,710)	(1,310,184)	(1,290,000)
Repayment of long-term loans	(214,527)	(97,751)	(94,279)
Cash paid to warrant holders	0	(542,806)	0
Net cash (used in) provided by financing activities from continuing operations	(7,153,747)	(23,989,549)	5,264,165
Net cash (used in) provided by financing activities from discontinued operations	0	(147,237)	1,131,223
Net cash (used in) provided by financing activities	(7,153,747)	(24,136,786)	6,395,388
Effect of exchange rate changes on cash and cash equivalents	837,747	564,125	19,027
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(34,471)	(7,402,345)	105,599
CASH AND CASH EQUIVALENTS, BEGINNING	3,786,846	11,189,191	11,083,592
CASH AND CASH EQUIVALENTS, ENDING	3,752,375	3,786,846	11,189,191
Less cash and cash equivalents from discontinued operations	0	0	4,499,343
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS, end of period	3,752,375	3,786,846	6,689,848
Cash paid during the year
Income taxes	192	188,932	382,741
Interest	$ 498,931	$ 3,769,498	$ 6,593,549